UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

DIVERSIFIED LARGE CAP GROWTH FUND

FORM N-Q

JULY 31, 2010

LEGG MASON CLEARBRIDGE DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 7.3%
Internet & Catalog Retail - 2.9%
Amazon.com Inc.	21,760	$2,565,287	*

Media - 1.5%
Cablevision Systems Corp., New York Group, Class A Shares	49,470	1,355,973

Multiline Retail - 2.0%
Target Corp.	33,845	1,736,925

Specialty Retail - 0.9%
Lowe’s Cos. Inc.	36,010	746,847

TOTAL CONSUMER DISCRETIONARY		6,405,032

CONSUMER STAPLES - 12.7%
Beverages - 5.3%
Dr. Pepper Snapple Group Inc.	52,510	1,971,750
PepsiCo Inc.	41,834	2,715,445

Total Beverages		4,687,195

Food & Staples Retailing - 3.2%
Wal-Mart Stores Inc.	53,850	2,756,582

Household Products - 4.2%
Colgate-Palmolive Co.	30,935	2,443,246
Procter & Gamble Co.	20,635	1,262,037

Total Household Products		3,705,283

TOTAL CONSUMER STAPLES		11,149,060

ENERGY - 6.5%
Energy Equipment & Services - 3.4%
Noble Corp.	25,140	817,050	*
Transocean Ltd.	14,640	676,514	*
Weatherford International Ltd.	90,320	1,463,184	*

Total Energy Equipment & Services		2,956,748

Oil, Gas & Consumable Fuels - 3.1%
Apache Corp.	11,710	1,119,242
Petroleo Brasileiro SA, ADR	44,870	1,633,268

Total Oil, Gas & Consumable Fuels		2,752,510

TOTAL ENERGY		5,709,258

FINANCIALS - 9.0%
Capital Markets - 5.1%
BlackRock Inc., Class A Shares	14,680	2,311,953
Charles Schwab Corp.	147,110	2,175,757

Total Capital Markets		4,487,710

Insurance - 3.9%
Prudential Financial Inc.	25,220	1,444,854
Travelers Cos. Inc.	38,640	1,949,388

Total Insurance		3,394,242

TOTAL FINANCIALS		7,881,952

HEALTH CARE - 16.5%
Biotechnology - 11.8%
Alexion Pharmaceuticals Inc.	12,520	680,587	*
Amgen Inc.	46,190	2,518,741	*
Biogen Idec Inc.	30,520	1,705,457	*
Celgene Corp.	44,360	2,446,454	*
Gilead Sciences Inc.	47,080	1,568,706	*
Vertex Pharmaceuticals Inc.	44,130	1,485,416	*

Total Biotechnology		10,405,361

Health Care Equipment & Supplies - 2.2%
Thermo Fisher Scientific Inc.	42,155	1,891,073	*

Pharmaceuticals - 2.5%
Abbott Laboratories	45,430	2,229,705

TOTAL HEALTH CARE		14,526,139

See Notes to Schedule of Investments.

1

LEGG MASON CLEARBRIDGE DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
INDUSTRIALS - 4.3%
Construction & Engineering - 0.7%
Jacobs Engineering Group Inc.	16,055	$587,131	*

Electrical Equipment - 2.4%
ABB Ltd., ADR	104,530	2,109,416	*

Industrial Conglomerates - 1.1%
3M Co.	11,210	958,903

Professional Services - 0.1%
Verisk Analytics Inc., Class A Shares	4,000	118,760	*

TOTAL INDUSTRIALS		3,774,210

INFORMATION TECHNOLOGY - 37.8%
Communications Equipment - 6.7%
Cisco Systems Inc.	117,575	2,712,455	*
Juniper Networks Inc.	81,840	2,273,515	*
QUALCOMM Inc.	24,459	931,399

Total Communications Equipment		5,917,369

Computers & Peripherals - 3.7%
EMC Corp.	68,090	1,347,501	*
SanDisk Corp.	44,705	1,953,609	*

Total Computers & Peripherals		3,301,110

Internet Software & Services - 10.7%
eBay Inc.	94,370	1,973,276	*
Equinix Inc.	20,670	1,932,852	*
Google Inc., Class A Shares	7,220	3,500,617	*
SINA Corp.	46,960	2,008,949	*

Total Internet Software & Services		9,415,694

IT Services - 2.6%
Cielo SA	128,380	1,153,289
Visa Inc., Class A Shares	15,250	1,118,587

Total IT Services		2,271,876

Semiconductors & Semiconductor Equipment - 4.9%
ASML Holding NV, New York Registered Shares	29,450	947,995
Texas Instruments Inc.	60,340	1,489,795
Xilinx Inc.	65,920	1,840,486

Total Semiconductors & Semiconductor Equipment		4,278,276

Software - 9.2%
Adobe Systems Inc.	27,310	784,343	*
Citrix Systems Inc.	47,970	2,639,310	*
Electronic Arts Inc.	52,710	839,670	*
Intuit Inc.	28,700	1,140,825	*
Rovi Corp.	60,030	2,671,335	*

Total Software		8,075,483

TOTAL INFORMATION TECHNOLOGY		33,259,808

MATERIALS - 1.6%
Chemicals - 1.6%
Monsanto Co.	23,860	1,380,062

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $79,778,100)		84,085,521

	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENT - 4.3%
Repurchase Agreement - 4.3%
Interest in $350,003,000 joint tri-party repurchase agreement dated 7/30/10 with RBS Securities Inc.;
Proceeds at maturity - $3,798,066; (Fully collateralized by various U.S. government agency obligations, 0.000% due 8/2/10 to 10/29/10; Market value - $3,874,002) (Cost - $3,798,000)	0.210%	8/2/10	$3,798,000	3,798,000

TOTAL INVESTMENTS - 100.0% (Cost - $83,576,100#)				87,883,521

				VALUE
Liabilities in Excess of Other Assets - 0.0%				(8,822)

TOTAL NET ASSETS - 100.0%				$87,874,699

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	—American Depositary Receipt

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$84,085,521	—	—	$84,085,521
Short-term investment†	—	$3,798,000	—	3,798,000

Total investments	$84,085,521	$3,798,000	—	$87,883,521

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to

3

Notes to Schedule of Investments (unaudited) (continued)

market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,135,599
Gross unrealized depreciation	(5,828,178)

Net unrealized appreciation	$4,307,421

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2010, the Fund did not invest in any derivative instruments.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 24, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 24, 2010